Form N-1A Cover	Jul. 30, 2026
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	AB ACTIVE ETFs, INC.
Entity Central Index Key	0001496608
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 30, 2026
Prospectus Date	Aug. 03, 2026